Schedule Of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Number Of Shares, Beginning Balance	5,026,890	177,832	272,844
Weighted Average Exercise Price, Beginning Balance	$ 0.42	$ 10.08	$ 11.70
Weighted Average Remaining Life	9 years 1 month 24 days	9 years 3 months 18 days	7 years 2 months 1 day	8 years 1 month 24 days
Number Of Shares, Granted	2,079,029	4,854,476
Weighted Average Exercise Price, Granted	$ 1.17	$ 0.42
Number Of Shares, Exercised	809		290
Weighted Average Exercise Price, Exercised	$ 0.42		$ 4.02
Number Of Shares, Forfeited	1,359	5,418	94,722
Weighted Average Exercise Price, Forfeited	$ 0.75	$ 0.42	$ 16.23
Number Of Shares, Expired
Weighted Average Exercise Price, Expired
Number Of Shares, Ending Balance	7,103,751	5,026,890	177,832	272,844
Weighted Average Exercise Price, Endiing Balance	$ 0.87	$ 0.42	$ 10.08	$ 11.70
Aggregate intrinsic value outstanding	$ 3,693,765
Aggregate intrinsic value outstanding	$ 3,679,037	$ 3,693,765